S000003876 [Member] Investment Strategy - Putnam VT Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide denominated in U.S. dollars or (to a lesser extent) foreign currencies, that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and that have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities.
The Investment Manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses, to a significant extent, derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (“TBA”) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, and certain foreign currency transactions for both hedging and non-hedging purposes including to obtain or adjust exposure to mortgage-backed investments.